Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
U.S. SEC Pay Versus Performance Disclosure

This section sets forth the pay versus performance disclosure for the years 2021-2025 in accordance with SEC regulations. This section also includes certain non-GAAP financial measures, including core operating income, core operating return on equity, core operating return on tangible equity, P&C combined ratio and tangible book value per share growth. More information on the rationale for the use of these measures and reconciliations to U.S. GAAP can be found in “Non-GAAP Financial Measures”.
The following sets forth the tabular pay versus performance disclosure required by SEC regulations, and includes measures that, in the Company’s assessment, are the most important financial performance measures used by the Company to link NEO “compensation actually paid” (as defined by SEC regulations) to Company performance for the most recently completed fiscal year.
Pay Versus Performance Table
Year	Summary Compensation Table total for PEO(a)	Compensation actually paid to PEO(a)(b)	Average Summary Compensation Table total for non-PEO named executive officers(a)	Average compensation actually paid to non-PEO named executive officers(a)(c)	Value of initial fixed $100 investment based on(d)		Chubb net income (in millions)	Core operating income (in millions)
					Total shareholder return	Peer group total shareholder return
2025	$33,180,582	$58,465,778	$9,338,482	$15,865,717	$219.13	$228.54	$10,310	$9,954
2024	$30,138,094	$55,361,558	$8,989,215	$15,449,569	$191.46	$193.19	$9,272	$9,142
2023	$27,661,317	$35,703,017	$7,867,777	$9,453,265	$154.54	$151.38	$9,028	$8,202
2022	$25,152,070	$44,160,566	$8,148,565	$12,454,746	$148.35	$142.22	$5,246	$6,429
2021	$23,181,184	$42,028,742	$7,014,834	$10,960,083	$127.88	$122.68	$8,525	$5,586
Additional Company Financial Performance Measures
Year	Core operating return on equity	Core operating return on tangible equity	P&C combined ratio	Tangible book value per share growth
2025	13.7%	20.5%	85.7%	25.7%
2024	13.8%	21.5%	86.6%	14.1%
2023	13.5%	21.2%	86.5%	21.3%
2022	11.1%	17.0%	87.6%	-20.4%
2021	9.9%	15.3%	89.1%	7.6%

(a)
The principal executive officer (PEO) for each year reflected in the table is Evan G. Greenberg, the Company’s Chairman and CEO. The non-PEO NEOs are John W. Keogh; John J. Lupica; Peter C. Enns; Juan Luis Ortega (2023-2025), Sean Ringsted (2023); Paul J. Krump ( 2021-2022); and Philip V. Bancroft (2021).

(b)
For Mr. Greenberg, the following are the amounts deducted from and added to the Summary Compensation Table amount to derive the “compensation actually paid” as determined in accordance with SEC regulations:

Year	Summary Compensation Table total	Stock and option awards granted during year and included in the Summary Compensation Table	Year-end fair value of stock and option awards granted during year and included in the Summary Compensation Table	Change in fair value of stock and option awards granted in any prior year remaining unvested as of year-end	Change in fair value as of the vesting date of stock and option awards granted in any prior year	Year-end fair value of Premium Award shares at the end of three-year performance period(1)	Total
2025	$33,180,582	$(18,850,128)	$20,309,648	$5,126,057	$(1,204,273)	$19,903,892	$58,465,778
2024	$30,138,094	$(17,350,017)	$18,811,057	$7,775,398	$5,497,020	$10,490,006	$55,361,558
2023	$27,661,317	$(15,650,006)	$16,955,424	$423,109	$(2,704,453)	$9,017,626	$35,703,017
2022	$25,152,070	$(14,647,433)	$18,365,019	$6,082,084	$1,955,057	$7,253,769	$44,160,566
2021	$23,181,184	$(13,121,951)	$16,059,140	$7,561,095	$1,856,572	$6,492,703	$42,028,742

(1)
Reflects year-end fair value of performance share Premium Awards at the end of the three-year performance period based on the probable outcome of satisfaction of performance criteria consistent with the fair value methodology to account for Premium Awards for financial reporting purposes in accordance with U.S. GAAP. For 2025, 2024, 2023, 2022 and 2021, the table reflects performance share Premium Awards granted in 2023, 2022, 2021, 2020 and 2019, respectively.

(c)
For the other NEOs, the following are the amounts deducted from and added to the Summary Compensation Table amount to derive the “average compensation actually paid” as determined in accordance with SEC regulations:

Year	Summary Compensation Table total	Stock and option awards granted during year and included in the Summary Compensation Table	Year-end fair value of stock and option awards granted during year and included in the Summary Compensation Table	Change in fair value of stock and option awards granted in any prior year remaining unvested as of year-end	Change in fair value as of the vesting date of stock and option awards granted in any prior year	Year-end fair value of Premium Award shares at the end of three-year performance period(1)	Total
2025	$9,338,482	$(5,143,880)	$5,542,159	$1,373,613	$(295,695)	$5,051,038	$15,865,717
2024	$8,989,215	$(4,722,436)	$5,150,896	$2,070,807	$1,274,426	$2,686,661	$15,449,569
2023	$7,867,777	$(3,829,366)	$4,169,896	$95,118	$(494,626)	$1,644,466	$9,453,265
2022	$8,148,565	$(4,134,431)	$5,183,762	$1,497,256	$459,212	$1,300,382	$12,454,746
2021	$7,014,834	$(3,592,519)	$4,424,191	$1,545,637	$357,278	$1,210,662	$10,960,083

(1)
Reflects year-end fair value of performance share Premium Awards at the end of the three-year performance period based on the probable outcome of satisfaction of performance criteria consistent with the fair value methodology to account for Premium Awards for financial reporting purposes in accordance with U.S. GAAP. For 2025, 2024, 2023, 2022 and 2021, the table reflects performance share Premium Awards granted in 2023, 2022, 2021, 2020 and 2019, respectively.

(d)
For purposes of calculating cumulative total shareholder return (TSR) of the Company and peer group, (i) 2025 TSR is based on 2021-2025 results; (ii) 2024 TSR is based on 2021-2024 results; (iii) 2023 TSR is based on 2021-2023 results; (iv) 2022 TSR is based on 2021-2022 results; and (v) 2021 TSR is based on 2021 results. The peer group used in this table is the Company’s Financial Performance Peer Group for TSR comparative purposes described elsewhere in this proxy statement. These companies for each period presented are The Allstate Corporation, American International Group, Inc., CNA Financial Corporation, The Hartford Financial Services Group, Inc., The Travelers Companies, Inc. and Zurich Insurance Group. The TSR of each company in the peer group has been weighted according to its respective stock market capitalization at the beginning of each period for which a TSR is provided. Calculations for both the Company and peer group include reinvested dividends.

Company Selected Measure Name	Coreoperatingincome
Named Executive Officers, Footnote
(a)
The principal executive officer (PEO) for each year reflected in the table is Evan G. Greenberg, the Company’s Chairman and CEO. The non-PEO NEOs are John W. Keogh; John J. Lupica; Peter C. Enns; Juan Luis Ortega (2023-2025), Sean Ringsted (2023); Paul J. Krump ( 2021-2022); and Philip V. Bancroft (2021).

Peer Group Issuers, Footnote
(d)
For purposes of calculating cumulative total shareholder return (TSR) of the Company and peer group, (i) 2025 TSR is based on 2021-2025 results; (ii) 2024 TSR is based on 2021-2024 results; (iii) 2023 TSR is based on 2021-2023 results; (iv) 2022 TSR is based on 2021-2022 results; and (v) 2021 TSR is based on 2021 results. The peer group used in this table is the Company’s Financial Performance Peer Group for TSR comparative purposes described elsewhere in this proxy statement. These companies for each period presented are The Allstate Corporation, American International Group, Inc., CNA Financial Corporation, The Hartford Financial Services Group, Inc., The Travelers Companies, Inc. and Zurich Insurance Group. The TSR of each company in the peer group has been weighted according to its respective stock market capitalization at the beginning of each period for which a TSR is provided. Calculations for both the Company and peer group include reinvested dividends.

PEO Total Compensation Amount	$ 33,180,582	$ 30,138,094	$ 27,661,317	$ 25,152,070	$ 23,181,184
PEO Actually Paid Compensation Amount	$ 58,465,778	55,361,558	35,703,017	44,160,566	42,028,742
Adjustment To PEO Compensation, Footnote
(b)
For Mr. Greenberg, the following are the amounts deducted from and added to the Summary Compensation Table amount to derive the “compensation actually paid” as determined in accordance with SEC regulations:

Year	Summary Compensation Table total	Stock and option awards granted during year and included in the Summary Compensation Table	Year-end fair value of stock and option awards granted during year and included in the Summary Compensation Table	Change in fair value of stock and option awards granted in any prior year remaining unvested as of year-end	Change in fair value as of the vesting date of stock and option awards granted in any prior year	Year-end fair value of Premium Award shares at the end of three-year performance period(1)	Total
2025	$33,180,582	$(18,850,128)	$20,309,648	$5,126,057	$(1,204,273)	$19,903,892	$58,465,778
2024	$30,138,094	$(17,350,017)	$18,811,057	$7,775,398	$5,497,020	$10,490,006	$55,361,558
2023	$27,661,317	$(15,650,006)	$16,955,424	$423,109	$(2,704,453)	$9,017,626	$35,703,017
2022	$25,152,070	$(14,647,433)	$18,365,019	$6,082,084	$1,955,057	$7,253,769	$44,160,566
2021	$23,181,184	$(13,121,951)	$16,059,140	$7,561,095	$1,856,572	$6,492,703	$42,028,742

(1)
Reflects year-end fair value of performance share Premium Awards at the end of the three-year performance period based on the probable outcome of satisfaction of performance criteria consistent with the fair value methodology to account for Premium Awards for financial reporting purposes in accordance with U.S. GAAP. For 2025, 2024, 2023, 2022 and 2021, the table reflects performance share Premium Awards granted in 2023, 2022, 2021, 2020 and 2019, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 9,338,482	8,989,215	7,867,777	8,148,565	7,014,834
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,865,717	15,449,569	9,453,265	12,454,746	10,960,083
Adjustment to Non-PEO NEO Compensation Footnote
(c)
For the other NEOs, the following are the amounts deducted from and added to the Summary Compensation Table amount to derive the “average compensation actually paid” as determined in accordance with SEC regulations:

Year	Summary Compensation Table total	Stock and option awards granted during year and included in the Summary Compensation Table	Year-end fair value of stock and option awards granted during year and included in the Summary Compensation Table	Change in fair value of stock and option awards granted in any prior year remaining unvested as of year-end	Change in fair value as of the vesting date of stock and option awards granted in any prior year	Year-end fair value of Premium Award shares at the end of three-year performance period(1)	Total
2025	$9,338,482	$(5,143,880)	$5,542,159	$1,373,613	$(295,695)	$5,051,038	$15,865,717
2024	$8,989,215	$(4,722,436)	$5,150,896	$2,070,807	$1,274,426	$2,686,661	$15,449,569
2023	$7,867,777	$(3,829,366)	$4,169,896	$95,118	$(494,626)	$1,644,466	$9,453,265
2022	$8,148,565	$(4,134,431)	$5,183,762	$1,497,256	$459,212	$1,300,382	$12,454,746
2021	$7,014,834	$(3,592,519)	$4,424,191	$1,545,637	$357,278	$1,210,662	$10,960,083

(1)
Reflects year-end fair value of performance share Premium Awards at the end of the three-year performance period based on the probable outcome of satisfaction of performance criteria consistent with the fair value methodology to account for Premium Awards for financial reporting purposes in accordance with U.S. GAAP. For 2025, 2024, 2023, 2022 and 2021, the table reflects performance share Premium Awards granted in 2023, 2022, 2021, 2020 and 2019, respectively.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
Core operating income
Core operating return on equity
Core operating return on tangible equity
P&C combined ratio
Tangible book value per share growth

Total Shareholder Return Amount	$ 219.13	191.46	154.54	148.35	127.88
Peer Group Total Shareholder Return Amount	228.54	193.19	151.38	142.22	122.68
Net Income (Loss)	$ 10,310,000,000	$ 9,272,000,000	$ 9,028,000,000	$ 5,246,000,000	$ 8,525,000,000
Company Selected Measure Amount	9,954,000,000	9,142,000,000	8,202,000,000	6,429,000,000	5,586,000,000
PEO Name	Evan G. Greenberg
Measure:: 1
Pay vs Performance Disclosure
Name	Core operating income
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	0.137	0.138	0.135	0.111	0.099
Name	Core operating return on equity
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	0.205	0.215	0.212	0.17	0.153
Name	Core operating return on tangible equity
Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	0.857	0.866	0.865	0.876	0.891
Name	P&C combined ratio
Measure:: 5
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	0.257	0.141	0.213	(0.204)	0.076
Name	Tangible book value per share growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,850,128)	$ (17,350,017)	$ (15,650,006)	$ (14,647,433)	$ (13,121,951)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,309,648	18,811,057	16,955,424	18,365,019	16,059,140
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,126,057	7,775,398	423,109	6,082,084	7,561,095
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,204,273)	5,497,020	(2,704,453)	1,955,057	1,856,572
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,903,892	10,490,006	9,017,626	7,253,769	6,492,703
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,143,880)	(4,722,436)	(3,829,366)	(4,134,431)	(3,592,519)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,542,159	5,150,896	4,169,896	5,183,762	4,424,191
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,373,613	2,070,807	95,118	1,497,256	1,545,637
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(295,695)	1,274,426	(494,626)	459,212	357,278
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,051,038	$ 2,686,661	$ 1,644,466	$ 1,300,382	$ 1,210,662